Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts	$ 996	$ 915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38
Total	1,816	1,831
Deferred tax liabilities:
Unrealized security gains, net	2,035	1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3
Total	3,529	3,433
Net deferred tax liability	$ (1,713)	$ (1,602)